Affiliated companies and other equity-method investees (Tables)	12 Months Ended
Mar. 31, 2019
Affiliated Companies and Other Equity-method Investees [Abstract]
Summary of financial information for signifiant affiliated companies

	Millions of yen
	March 31
	2018(1)	2019
Total assets	¥2,516,611	¥2,535,825
Total liabilities	1,529,433	1,538,231

	Millions of yen
	Year ended March 31
	2017	2018(2)	2019
Net revenues	¥873,423	¥949,055	¥963,824
Non-interest expenses	694,089	768,419	794,264
Net income attributable to the companies	122,123	122,623	122,440

(1)	JAFCO’s assets and liabilities are not included because it was not an affiliated company of Nomura as of March 31, 2018.
(2)	For JAFCO, financial information while it was an affiliated company of Nomura is included.

Summary of balances and transactions with affiliated companies and other equity-method investees

	Millions of yen
	March 31
	2018	2019
Investments in affiliated companies	¥408,034	¥436,220
Other receivables from affiliated companies	1,061	1,425
Other payables to affiliated companies	4,224	2,998

	Millions of yen
	Year ended March 31
	2017	2018	2019
Revenues	¥1,205	¥1,677	¥1,986
Non-interest expenses	38,271	46,632	44,073
Purchase of software, securities and tangible assets	23,285	26,830	13,515

Summary of aggregate carrying amount and fair value of investments in affiliated companies and other equity-method investees

	Millions of yen
	March 31
	2018	2019
Carrying amount	¥404,494	¥423,885
Fair value	626,120	600,132

Summary of equity in earnings of equity-method investees and dividends from equity-method investees

	Millions of yen
	Year ended March 31
	2017	2018	2019
Equity in earnings of equity-method investees(1)	¥33,000	¥34,516	¥32,014
Dividends from equity-method investees	11,941	13,290	12,971

(1)	Equity in earnings of equity-method investees is reported within Revenue-Other in the consolidated statements of income.